Investment Objectives and Goals	Mar. 31, 2025
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Allspring Disciplined Small Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Allspring Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to replicate the total return of the S&P 500 Index, before fees and expenses.
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.